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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         SCSF Equities, LLC
                 -------------------------------
   Address:      5200 Town Center Circle
                 -------------------------------
                 Suite 470
                 -------------------------------
                 Boca Raton, FL 33486
                 -------------------------------

Form 13F File Number: 028-12343
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Philip E. Brown
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   (561) 394-0550
         -------------------------------

Signature, Place, and Date of Signing:

        /S/ PHILIP E. BROWN             New York, NY      August 14, 2007
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]          [Date]

This report is being filed by SCSF Equities, LLC, a Delaware limited liability company ("SCSF Equities"). SCSF Equities is an affiliate of Sun Capital Securities Offshore Fund, Ltd., a Cayman Islands corporation ("Sun Offshore Fund"), Sun Capital Securities Fund, LP, a Delaware limited partnership ("Sun Securities Fund"), Sun Capital Securities Advisors, LP, a Delaware limited partnership ("Sun Advisors") and Sun Capital Securities, LLC, a Delaware limited liability company ("Sun Capital Securities"). Marc J. Leder ("Leder") and Rodger
R. Krouse ("Krouse") may each be deemed to control SCSF Equities, Sun Securities Fund and Sun Advisors, as Leder and Krouse each own 50% of the membership interests in Sun Capital Securities, which in turn is the general partner of Sun Advisors, which in turn is the general partner of Sun Securities Fund, which in turn is the managing member of SCSF Equities. Leder and Krouse may each be deemed to control the Sun Offshore Fund by virtue of them being the only two directors of the Sun Offshore Fund. Sun Offshore Fund, in turn, owns a majority of the membership interests of SCSF Equities. None of SCSF Equities, Sun Offshore Fund, Sun Securities Fund or Sun Advisors separately exercises voting or investment discretion over the securities set forth in the information table included herein.

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 15
                                        --------------------

Form 13F Information Table Value Total: $475,466
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

                                                                                 SHRS OR                                VOTING
                                                                                 -------                                ------
                                                                                  SH/PUT/                              AUTHORITY
                                                                                  -------                              ---------
                                            TITLE OF                     VALUE   (PRN AMT     INVESTMENT     OTHER    SOLE SHARED
                                            --------                     -----   --------     ----------     -----    -----------
            NAME OF ISSUER                   CLASS            CUSIP    (X$1000)  PRN CALL)    DISCRETION    MANAGERS     NONE
            --------------                   -----            -----    --------  ---------    ----------    --------     ----
Accuride Corporation                      Common Stock      004398103    10,878    705,896  Shared-Defined    None.      Sole
Alpha Natural Resources, Inc.             Common Stock      02076X102    68,222  3,281,500  Shared-Defined    None.      Sole
American Italian Pasta Company        Class A Common Stock  027070101    26,211  2,730,300  Shared-Defined    None.      Sole
C&D Technologies, Inc.                    Common Stock      124661109    17,493  3,123,834  Shared-Defined    None.      Sole
Chesapeake Corporation                    Common Stock      165159104    12,267    975,900  Shared-Defined    None.      Sole
Design Within Reach, Inc.                 Common Stock      250557105    12,663  2,123,200  Shared-Defined    None.      Sole
The Finish Line, Inc.                 Class A Common Stock  317923100    22,760  2,498,400  Shared-Defined    None.      Sole
Furniture Brands International, Inc.      Common Stock      360921100    34,519  2,430,900  Shared-Defined    None.      Sole
Georgia Gulf Corporation                  Common Stock      373200203    52,230  2,884,041  Shared-Defined    None       Sole
Kellwood Company                          Common Stock      488044108    58,574  2,083,000  Shared-Defined    None       Sole
Nautilus, Inc.                            Common Stock      63910B102    37,599  3,122,853  Shared-Defined    None.      Sole
Pier 1 Imports, Inc.                      Common Stock      720279108    37,980  4,473,459  Shared-Defined    None.      Sole
Sharper Image Corporation                 Common Stock      820013100    33,703  2,959,000  Shared-Defined    None.      Sole
Universal Technical Institute
 Incorporated                             Common Stock      913915104    43,297  1,705,287  Shared-Defined    None.      Sole
Wilsons The Leather Experts, Inc.         Common Stock      972463103     7,070  3,842,369  Shared-Defined    None.      Sole